Land Use Rights (Details) - Schedule of Land Use Rights - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 4,824,826	$ 1,537,236
Less: accumulated amortization	(512,477)	(467,345)
Land use rights, net	$ 4,312,349	$ 1,069,891